Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Condensed Statements of Operations and Comprehensive Loss [Line Items]
Revenues	$ 27,841,607	$ 20,215,724	$ 19,800,874
Sales and marketing expenses	(7,484,798)	(2,739,806)	(3,072,609)
General & Administrative Expenses	(6,253,235)	(1,709,225)	(2,262,928)
Other income, net	346,148	509,115	883,314
Net loss	(10,440,259)	(1,202,916)	(1,080,016)
Total comprehensive loss	(10,549,833)	(1,186,256)	(621,274)
Parent Company [Member]
Schedule of Condensed Statements of Operations and Comprehensive Loss [Line Items]
Revenues
Income (loss) for equity method investment in subsidiaries and VIEs
Sales and marketing expenses	(5,629,318)
General & Administrative Expenses	(4,043,062)
Other income, net	7
Share of loss of subsidiaries, consolidated VIE and VIE’s subsidiaries	(767,886)	(1,202,916)	(1,080,016)
Net loss	(10,440,259)	(1,202,916)	(1,080,016)
Other comprehensive (loss) income	(109,574)	16,660	458,742
Total comprehensive loss	$ (10,549,833)	$ (1,186,256)	$ (621,274)